Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Change in Contract with Customer, Asset and Liability	Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2021	26,780	(22,856)
Payments received for services billed in prior period	(26,780)	—
Services provided and billed in current period	118,835	—
Payments received for services billed in current period	(99,802)	—
Amortization of deferred commissioning period revenue	—	2,043
Closing balance on June 30, 2021	19,033	(20,813)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

Disaggregation of Revenue
b) Liquefaction services revenue:

	Six months ended June 30,
(in thousands of $)	2021	2020
Base tolling fee (1)	102,250	102,250
Amortization of deferred commissioning period revenue billing (2)	2,043	2,110
Amortization of Day 1 gain (3)	4,816	4,975
Overproduction revenue(4)	1,304	—
Other	(279)	(287)
Total	110,134	109,048
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in “Liquefaction services revenue” in the consolidated statements of operations), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in “Realized and unrealized (loss)/gain on oil derivative instrument” in the consolidated statements of operations, excluded from revenue and from the transaction price).
(2) Customer billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets) and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative asset was initially recognized in December 2017 for $79.6 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(4) Relates to the LTA addendum, wherein our Customer agreed to compensate us for any production in excess of the base capacity set out in the LTA.